Lease liabilities	12 Months Ended
Dec. 31, 2023
Lease liabilities [abstract]
Lease liabilities

14. Lease liabilities

	December 31,
	2023	2022
	$	$
Balance – Beginning of year	179	161
Additions	134	38
Interest paid as charged to net loss as other finance costs	(13)	(4)
Payment against lease liabilities	(151)	(134)
Modification of lease liability	108	114
Impact of foreign exchange rate changes	22	4
Balances – End of the year	279	179
Current lease liabilities	160	114
Non-current lease liabilities	119	65

The Company and its landlord mutually agreed to a one-year plus 6 months’ notice extension to its existing building lease agreement for its German subsidiary, continuing such terms until March 31, 2025, resulting in a remeasurement of the lease liability in the amount of $103 (2022 - $98).

Future lease payments as of December 31, 2023, are as follows:

Amount
$
Less than 1 year	160
1 – 3 years	102
4 – 5 years	17
279